UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2008-12-31

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Agamas Capital Management, L.P.
Address: 825 Third Avenue, 35th Floor

         New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Roeck
Title:     Chief Financial Officer
Phone:     212-380-5700

Signature, Place, and Date of Signing:

     George Roeck     New York, NY 10022     February 02, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $50920.63 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHENIERE ENERGY INC NOTE  2.25                  16411RAE9      346  2377000 PRN N/A  SOLE               0  2377000        0        0
FIFTH THIRD BANCORP CNV PFD DE                  316773209    10408   124600 PRN N/A  SOLE               0   124600        0        0
GENERAL MTRS CORP COM          CALL             370442905      0.5      500 SH  CALL SOLE               0      500        0        0
GENERAL MTRS CORP COM          PUT              370442955  4746.85     6830 SH  PUT  SOLE               0     6830        0        0
GENERAL MTRS CORP COM          PUT              370442955  15301.7    18002 SH  PUT  SOLE               0    18002        0        0
GENERAL MTRS CORP COM          PUT              370442955      933      400 SH  PUT  SOLE               0      400        0        0
KB HOME COM                    PUT              48666K959     17.9      895 SH  PUT  SOLE               0      895        0        0
MIRANT CORP NEW COM            PUT              60467R950  1494.99     5292 SH  PUT  SOLE               0     5292        0        0
NATIONAL CITY CORP NOTE  4.000                  635405AW3      906  1000000 PRN N/A  SOLE               0  1000000        0        0
NRG ENERGY INC COM NEW         PUT              629377958   340.56     1376 SH  PUT  SOLE               0     1376        0        0
NRG ENERGY INC COM NEW         CALL             629377908    0.755      151 SH  CALL SOLE               0      151        0        0
NRG ENERGY INC COM NEW         CALL             629377908    5.375     1075 SH  CALL SOLE               0     1075        0        0
PLACER DOME INC DBCV  2.750%10                  725906AK7     7744  5130000 PRN N/A  SOLE               0  5130000        0        0
RECKSON OPER PARTNERSHIP L P D                  75621LAJ3      208   250000 PRN N/A  SOLE               0   250000        0        0
SCHOOL SPECIALTY INC NOTE  3.7                  807863AE5     4717  6000000 PRN N/A  SOLE               0  6000000        0        0
TRICO MARINE SERVICES INC NOTE                  896106AQ4     3750 10000000 PRN N/A  SOLE               0 10000000        0        0
